Investment Objectives and Goals - Goldman Sachs MSCI World Private Equity Return Tracker ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs MSCI World Private Equity Return Tracker ETF—SummaryTicker: GTPE Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs MSCI World Private Equity Return Tracker ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World Private Equity Return Tracker Index (Net, USD, Unhedged) (the “Index”).